CONVERTIBLE NOTES (Details Narrative) - USD ($)	Feb. 08, 2023	Feb. 07, 2023	Jun. 08, 2022	Mar. 28, 2022
10% Fixed Convertible Secured Promissory Note [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount				$ 400,000
Fast Capital LLC [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period			10.00%
Quick Capital L L C [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period		12.00%
Debt Instrument, Convertible, Conversion Price		$ 0.05
Debt Conversion, Converted Instrument, Warrants or Options Issued		1,211,111
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.05
Warrants and Rights Outstanding, Term		5 years
Aes Capital Management L L C [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period	10.00%
Debt Instrument, Convertible, Conversion Price	$ 0.0002